Trade Payables (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of trade payables

	2023	2022
Trade payables	423,611	398,519
Related parties - note 20	27,992	15,337
Total	451,603	413,856